SCHEDULE OF INVESTMENTS
Science and Technology (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.4%
Electronic Arts, Inc.(A)	57	$5,615
Take–Two Interactive Software, Inc.(A)	56	6,994

		12,609

Interactive Media & Services – 11.0%
Alphabet, Inc., Class A(A)	11	13,799
Alphabet, Inc., Class C(A)	15	18,205
Facebook, Inc., Class A(A)	139	24,717

		56,721

Total Communication Services – 13.4%		69,330

Consumer Discretionary
Internet & Direct Marketing Retail – 6.7%
Alibaba Group Holding Ltd. ADR(A)	128	21,355
Amazon.com, Inc.(A)	6	9,721
Booking Holdings, Inc.(A)	2	3,337

		34,413

Total Consumer Discretionary – 6.7%		34,413

Health Care
Biotechnology – 9.8%
CRISPR Therapeutics AG(A)(B)	66	2,725
Evogene Ltd.(A)	137	216
Ionis Pharmaceuticals, Inc.(A)(B)	201	12,060
Moderna, Inc.(A)(B)	116	1,848
Sage Therapeutics, Inc.(A)(B)	31	4,307
Sarepta Therapeutics, Inc.(A)	62	4,670
Vertex Pharmaceuticals, Inc.(A)	146	24,651

		50,477

Health Care Services – 0.6%
Teladoc Health, Inc.(A)(B)	44	3,000

Health Care Technology – 3.8%
Cerner Corp.	288	19,626

Total Health Care – 14.2%		73,103

Industrials
Trucking – 0.4%
Lyft, Inc., Class A(A)	56	2,300

Total Industrials – 0.4%		2,300

Information Technology
Application Software – 9.6%
ACI Worldwide, Inc.(A)	705	22,068
Aspen Technology, Inc.(A)	221	27,213

		49,281

Data Processing & Outsourced Services – 11.9%
Euronet Worldwide, Inc.(A)	191	27,947
Fiserv, Inc.(A)	69	7,117
WNS (Holdings) Ltd. ADR(A)	447	26,244

		61,308

Semiconductor Equipment – 2.8%
ASML Holding N.V., NY Registry Shares	59	14,632

Semiconductors – 18.9%
Broadcom Corp., Class A	19	5,243

Infineon Technologies AG(C)	676	12,140
Microchip Technology, Inc.(B)	83	7,721
Micron Technology, Inc.(A)	532	22,804
QUALCOMM, Inc.	175	13,336
Semtech Corp.(A)	139	6,755
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	120	5,562
Universal Display Corp.	143	24,086

		97,647

Systems Software – 10.7%
Microsoft Corp.	396	55,074

Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	130	29,183
Samsung Electronics Co. Ltd.(C)	142	5,826

		35,009

Total Information Technology – 60.7%		312,951

Materials
Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc.(A)	1,116	1,574

Total Materials – 0.3%		1,574
Real Estate
Specialized REITs – 1.6%
QTS Realty Trust, Inc., Class A	160	8,241

Total Real Estate – 1.6%		8,241

TOTAL COMMON STOCKS – 97.3%		$501,912

(Cost: $287,180)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20(D)(E)	230	37
Marrone Bio Innovations, Inc., expires 8-20-23(D)(E)	230	—	*

		37

TOTAL WARRANTS - 0.0%		$37
(Cost: $— )

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 8-20-20(D)	$288	291

Total Materials – 0.1%		291

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$291

(Cost: $288)

SHORT-TERM SECURITIES
Commercial Paper(F) – 1.1%
J.M. Smucker Co. (The), 2.150%, 10-1-19	5,625	5,625

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.170%, 10-7-19(G)	5,390	5,390

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (H)(I)	250	250

TOTAL SHORT-TERM SECURITIES – 2.1%		$11,265

(Cost: $11,265)

TOTAL INVESTMENT SECURITIES – 99.5%		$513,505

(Cost: $298,733)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,515

NET ASSETS – 100.0%		$516,020

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $13,460 are on loan.
(C)	Listed on an exchange outside the United States.
(D)	Restricted securities. At September 30, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$288	$288	$291

		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	—	37
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	—	—	*

			$288	$328

The total value of these securities represented 0.1% of net assets at September 30, 2019.

(E)

Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at September 30, 2019.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$69,330	$—	$—
Consumer Discretionary	34,413	—	—
Health Care	73,103	—	—
Industrials	2,300	—	—
Information Technology	294,985	17,966	—
Materials	1,574	—	—
Real Estate	8,241	—	—

Total Common Stocks	$483,946	$17,966	$—
Warrants	—	37	—
Corporate Debt Securities	—	291	—
Short-Term Securities	250	11,015	—

Total	$484,196	$29,309	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$298,733

Gross unrealized appreciation	224,438
Gross unrealized depreciation	(9,666)

Net unrealized appreciation	$214,772